Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation

Delta Natural Gas Company, Inc. (“Delta” or “the Company”) distributes or transports natural gas to approximately 36,000 customers. Our distribution and transportation systems are located in central and southeastern Kentucky and we own and operate an underground storage field in southeastern Kentucky. We transport natural gas to our industrial customers who purchase their gas in the open market. We also transport natural gas on behalf of local producers and customers not on our distribution system and sell liquids extracted from natural gas in our storage field and our pipeline systems. We have three wholly-owned subsidiaries. Delta Resources, Inc. buys natural gas and resells it to industrial or other large use customers on Delta's system. Delgasco, Inc. buys natural gas and resells it to Delta Resources, Inc. and to customers not on Delta's system. Enpro, Inc. owns and operates natural gas production properties and undeveloped acreage. All subsidiaries of Delta are included in the consolidated financial statements. Intercompany balances and transactions have been eliminated.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash Equivalents
Cash Equivalents

For the purposes of the Consolidated Statements of Cash Flows, all temporary cash investments with a maturity of three months or less at the date of purchase are considered cash equivalents.

Property, Plant and Equipment
Property, Plant and Equipment and Depreciation

Property, plant and equipment is stated at original cost, which includes materials, labor, labor related costs and an allocation of general and administrative costs. A betterment or replacement of a unit of property is accounted for as an addition of utility plant. Construction work in progress has been included in the rate base for determining customer rates, and therefore an allowance for funds used during construction has not been recorded. The cost of regulated plant retired or disposed of in the normal course of business is deducted from plant accounts and such cost, less salvage value, is charged to the accumulated provision for depreciation.

Property, plant and equipment is comprised of the following major classes of assets:

($000)	2014	2013

Regulated segment
Distribution, transmission and storage	203,969	197,251
General, miscellaneous and intangibles	22,421	22,009
Construction work in progress	381	1,711
Total regulated segment	226,771	220,971

Non-regulated segment	2,596	2,575
Total property, plant and equipment	229,367	223,546

All expenditures for maintenance and repairs of units of property are charged to the appropriate maintenance expense accounts in the month incurred.

Depreciation
    We determine the provision for depreciation using the straight-line method and by the application of rates to various classes of utility plant. The rates are based upon the estimated service lives of the properties and were equivalent to composite rates of 2.8%, 2.9% and 2.9% of average depreciable plant for 2014, 2013 and 2012, respectively.

As approved by the Kentucky Public Service Commission, we accrue asset removal costs for certain types of property through depreciation expense with a corresponding increase to regulatory liabilities on the Consolidated Balance Sheet. When depreciable utility plant and equipment is retired any related removal costs incurred are charged against the regulatory liability.

We have a pipe replacement program approved by the Kentucky Public Service Commission, which allows us to adjust rates annually to earn a return on capital expenditures for the replacement of pipe and related facilities incurred subsequent to the test year in our most recent rate case. The pipe replacement program is designed to additionally recover the costs associated with the mandatory retirement or relocation of facilities.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

We evaluate long-lived assets for impairment when events or changes in circumstances indicate that the carrying value of such assets may not be recoverable. The determination of whether an impairment has occurred is based on an estimate of undiscounted future cash flows attributable to the assets, as compared with the carrying value of the assets. If an impairment has occurred, the amount of the impairment recognized is determined by estimating the fair value of the assets and recording a provision for an impairment loss if the carrying value is greater than the fair value. In the opinion of management, our long-lived assets are appropriately valued in the accompanying consolidated financial statements. There were no impairments of long-lived assets during 2014, 2013 or 2012.

Gas in Storage [Policy Text Block]
Natural Gas In Storage

We operate a natural gas underground storage field that we utilize to inject and store natural gas during the non-heating season, and we then withdraw natural gas during the heating season to meet our customers' needs.  The potential exists for differences between actual volumes stored versus our perpetual records primarily due to differences in measurement of injections and withdrawals or the risks of gas escaping from the field. We periodically analyze the volumes, pressure and other data relating to the storage field in order to substantiate the natural gas inventory carried in our perpetual inventory records.  The periodic analysis of the storage field data utilizes trends in the underlying data and can require multiple periods of observation to determine if differences exist. The analysis can result in adjustments to our perpetual inventory records. The natural gas in storage inventory is recorded at average cost.

Excise Taxes
Excise Taxes

Certain excise taxes levied by state or local governments are collected by Delta from our customers. These taxes are accounted for on a net basis and therefore are not included as revenues in the accompanying Consolidated Statements of Income.

Regulated Purchased Natural Gas Expense [Policy Text Block]
Regulated Purchased Natural Gas Expense

Our regulated natural gas rates include a gas cost recovery clause approved by the Kentucky Public Service Commission which provides for a dollar-tracker that matches revenues and natural gas costs and provides eventual dollar-for-dollar recovery of all natural gas costs incurred by the regulated segment and recovery of the uncollectible natural gas cost portion of bad debt expense. We expense natural gas costs based on the amount of natural gas costs recovered through revenue. Any differences between actual natural gas costs and those natural gas costs billed are deferred and reflected in the computation of future billings to customers using the natural gas cost recovery mechanism.

Rate Regulated Basis of Accounting
Rate Regulated Basis of Accounting

We account for our regulated segment in accordance with applicable regulatory guidance. The economic effects of regulation can result in a regulated company recovering costs from customers in a period different from the period in which the costs would be charged to expense by an unregulated enterprise. When this results, costs are deferred as assets on the Consolidated Balance Sheets (“regulatory assets”) and recorded as expenses when such amounts are reflected in rates. Additionally, regulators can impose liabilities upon a regulated company for amounts previously collected from customers and for current collection in rates of costs that are expected to be incurred in the future (“regulatory liabilities”). The amounts recorded as regulatory assets and regulatory liabilities are as follows:

($000)	2014	2013

Regulatory assets
Current assets
Deferred natural gas costs	725	3,923

Other assets
Conservation/efficiency program expenses	164	198
Loss on extinguishment of debt	3,149	3,389
Asset retirement obligations	4,377	3,788
Accrued pension	5,508	6,369
Regulatory case expenses	—	26
Total other assets	13,198	13,770
Total regulatory assets	13,923	17,693

Regulatory liabilities
Long-term liabilities
Accrued cost of removal on long-lived assets	355	328
Regulatory liability for deferred income taxes	810	925
Total regulatory liabilities	1,165	1,253

All of our regulatory assets and liabilities have been approved for recovery by the Kentucky Public Service Commission and are currently being recovered or refunded through our regulated natural gas rates. In addition, the unrecovered balance of the loss on extinguishment of debt is included in rate base and, therefore, earns a return. The weighted average recovery period of the other regulatory assets which are not earning a return is 32 years.

Derivatives
Derivatives

Certain of our natural gas purchase and sale contracts qualify as derivatives. All such contracts have been designated as normal purchases and sales and as such are accounted for under the accrual basis and are not recorded at fair value in the accompanying consolidated financial statements.

Marketable Securities
Marketable Securities

We have a supplemental retirement benefit agreement with Glenn R. Jennings, our Chairman of the Board, President and Chief Executive Officer, that is a non-qualified deferred compensation plan. The agreement establishes an irrevocable rabbi trust, in which the assets of the trust are earmarked to pay benefits under the agreement. We have recognized a liability related to the obligation to pay these benefits to Mr. Jennings. We make discretionary contributions to the trust in order to fully fund the related deferred compensation liability.

The assets of the trust consist of exchange traded securities and exchange traded mutual funds and are classified as trading securities. The assets are recorded at fair value on the Consolidated Balance Sheets based on observable market prices from active markets. Net realized and unrealized gains and losses are included in earnings each period to effectively offset the corresponding earnings impact associated with the change in the fair value of the deferred compensation liability to which the assets relate.

Fair Value
Fair Value

Fair value is defined as the exchange price in an orderly transaction between market participants to sell an asset or transfer a liability at the measurement date. Fair value focuses on an exit price, which is the price that would be received by us to sell an asset or paid to transfer a liability versus an entry price, which would be the price paid to acquire an asset or received to assume a liability.

We determine fair value based on the following fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•	Level 1 - Observable inputs consisting of quoted prices in active markets for identical assets or liabilities;

•	Level 2 - Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

•	Level 3 - Unobservable inputs which require the reporting entity to develop its own assumptions.

Although accounting standards permit entities to elect to measure many financial instruments and certain other items at fair value, we do not currently have any financial assets or financial liabilities for which this provision has been elected. However, in the future, we may elect to measure certain financial instruments at fair value in accordance with these standards.

Revenue Recognition, Policy [Policy Text Block]
Revenue and Accounts Receivable

Revenues and accounts receivable arise primarily from sales of natural gas to customers and from transportation services for others. We bill our customers on a monthly meter reading cycle. At the end of each month, natural gas service which has been rendered from the date the customer's meter was last read to the month-end is unbilled.

Unbilled revenues and gas costs include the following:

(000)	2014	2013

Unbilled revenues ($)	1,788	1,435
Unbilled gas costs ($)	622	390
Unbilled volumes (Mcf)	63	47

Unbilled revenues are included in accounts receivable and unbilled gas costs are included in deferred gas costs on the accompanying Consolidated Balance Sheets.